Stock Based Compensation and Common Stock (Details 2) - shares	Sep. 30, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Total Shares Outstanding	39,314,061	32,584,946
Common Class A [Member]
Class of Stock [Line Items]
Total Shares Outstanding	9,538,691	6,854,576
Common Class C [Member]
Class of Stock [Line Items]
Total Shares Outstanding		5,000
Common Class D [Member]
Class of Stock [Line Items]
Total Shares Outstanding	29,775,370	25,725,370